CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows used in operating activities:
Net loss	$ (3,261)	$ (4,805)	$ (13,316)	$ (20,275)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	155	158	628	619
Amortization of deferred financing costs and debt discount	16	66	190	389
Common stock issued for research and development			75	0
Change in fair value of liability instruments			0	(1)
Share-based compensation expense	146	140	569	606
Accretion of discount on short-term investments	1
Reduction in the carrying amount of operating lease right-of-use assets	31	29	117	93
Loss on disposal of property and equipment		2	2	0
Increases (decreases) in cash caused by changes in operating assets and liabilities:
Other current assets	150	2,791
Other assets			2,397	(2,369)
Accounts payable and accrued expenses	(43)	(3,639)	(3,677)	6,452
Change in operating lease liabilities	(31)	(29)	(117)	(129)
Deferred grant liability	(1,677)	(506)	281	1,643
Net cash used in operating activities	(4,513)	(5,793)	(12,851)	(12,972)
Cash flows used in investing activities:
Purchases of property and equipment and intangible assets			(160)	(509)
In process research and development acquired			0	(250)
Purchases of property and equipment	(40)	(97)
Purchase of short-term investments	(324)
Net cash used in investing activities	(364)	(97)	(160)	(759)
Cash flows used in/provided by financing activities:
Principal payments of term loan obligation	(402)	(402)	(1,608)	(1,608)
Purchase of treasury stock	(374)		(126)	0
Proceeds from sale of common stock, net		895	5,527	15,832
Payment of offering costs related to sale of common stock			(348)	(773)
Net cash (used in) provided by financing activities	(776)	493	3,445	13,451
Net decrease in cash and cash equivalents	(5,653)	(5,397)	(9,566)	(280)
Cash and cash equivalents at beginning of period	8,554	18,120	18,120	18,400
Cash and cash equivalents at end of period	2,901	12,723	8,554	18,120
Cash paid during period for:
Interest	23	73	222	327
Supplemental schedule of non-cash investing and financing activities:
Unpaid offering cost	$ 141	25	174	0
Common stock issued in payment for in process research and development			75	0
Right-of-use assets acquired by assuming operating lease liabilities			$ 71	$ 0
Right-of-use assets obtained in exchange for operating lease liability		$ 51